UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

MAY 31, 2018

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.6%
Alabama - 5.1%
Black Belt Energy Gas District, AL, Gas Supply Revenue	4.000%	12/1/23	$5,000,000	$5,361,950	(a)(b)
Black Belt Energy Gas District, AL, Gas Supply Revenue, LIQ-Royal Bank of Canada	4.000%	7/1/22	23,010,000	24,486,091	(a)(b)
Jefferson County, AL, Sewer Revenue, Subordinated Lien	5.000%	10/1/18	2,000,000	2,017,280
Mobile, AL, IDB, PCR, Alabama Power Co., Barry Plant	1.625%	10/2/18	2,500,000	2,498,050	(a)(b)
Southeast Alabama State Gas Supply District, Gas Supply Revenue	4.000%	4/1/24	5,000,000	5,361,900	(a)(b)
Southeast Alabama State Gas Supply District, Gas Supply Revenue, SIFMA Index Project #1	1.850%	4/1/24	15,000,000	15,007,800	(a)(b)
Tuscaloosa, AL, Public Educational Building Authority, Student Housing Revenue:
University Alabama Ridgecrest, BAM	5.000%	7/1/20	2,960,000	3,129,016
University Alabama Ridgecrest, BAM	5.000%	7/1/21	3,320,000	3,584,604

Total Alabama				61,446,691

Alaska - 1.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/18	500,000	508,340
North Slope Boro, AK, GO	5.000%	6/30/22	6,145,000	6,523,717
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	7,130,000	7,636,301

Total Alaska				14,668,358

Arizona - 0.5%
Maricopa County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	3.375%	6/3/24	3,100,000	3,156,172	(a)(b)(c)
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.125%	6/1/21	2,500,000	2,500,000	(a)(b)(c)

Total Arizona				5,656,172

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,001,890

California - 3.6%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,568,427
California State Department of Water Resources, Central Valley Project Revenue, Water System (SIFMA Municipal Swap Index Yield + 0.370%)	1.430%	12/1/22	2,000,000	2,018,120	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co.	1.750%	6/1/22	6,900,000	6,615,513	(a)(b)
California State MFA Revenue, Second Lien Qualified Obligations, Anaheim System Distribution Facilities (SIFMA Municipal Swap Index Yield + 0.350%)	1.550%	12/1/20	6,500,000	6,506,435	(a)(b)
California State PCFA, Solid Waste Disposal Revenue, USA Waste Services Inc.	1.500%	6/1/18	2,300,000	2,300,000	(c)
California State, GO:
(SIFMA Municipal Swap Index Yield + 0.250%)	1.310%	5/1/21	6,000,000	6,001,140	(a)(b)
(SIFMA Municipal Swap Index Yield + 0.290%)	1.350%	12/1/20	5,100,000	5,102,703	(a)(b)
(SIFMA Municipal Swap Index Yield + 0.380%)	1.440%	12/1/22	5,690,000	5,706,786	(a)(b)

Lee Lake, CA, Public Financing Authority Revenue	4.000%	9/1/18	1,500,000	1,508,790
Southern California State Public Power Authority Revenue, Canyon Power Project	1.450%	5/1/21	6,500,000	6,509,620	(a)(b)

Total California				43,837,534

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 2.2%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	$5,545,000	$5,516,776	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	2,080,000	2,209,563
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	6,409,758
Catholic Health Initiatives	5.000%	2/1/25	2,615,000	2,772,345
Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton	5.000%	12/1/18	5,265,000	5,347,871
E-470 Public Highway Authority Revenue, CO, Senior, LIBOR Index (0.670 x 1 mo. USD LIBOR + 0.900%)	2.213%	9/1/19	3,415,000	3,421,488	(a)(b)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,036,530	(d)

Total Colorado				26,714,331

Connecticut - 5.9%
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,750,701
Bridgeport, CT, GO:
AGM	5.000%	8/15/21	1,000,000	1,071,860
AGM	5.000%	8/15/22	1,240,000	1,350,868
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure	3.000%	9/1/18	14,740,000	14,789,232
Transportation Infrastructure	5.000%	9/1/20	4,000,000	4,246,240
Connecticut State, GO	5.000%	8/1/18	1,475,000	1,482,935
Connecticut State, GO	5.000%	4/15/19	3,730,000	3,826,570
Connecticut State, GO	5.000%	11/1/20	2,685,000	2,857,753
Connecticut State, GO	5.000%	9/15/23	4,500,000	4,911,750
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	10,375,000	10,787,199
SIFMA Index	2.250%	3/1/23	4,225,000	4,303,416	(b)
SIFMA Index (SIFMA Municipal Swap Index Yield + 0.630%)	1.830%	3/1/20	3,375,000	3,382,324	(b)
SIFMA Index (SIFMA Municipal Swap Index Yield + 0.750%)	1.950%	6/15/18	5,000,000	5,001,100	(b)
Hartford County, CT, Metropolitan District, GO, BAN	3.000%	8/1/18	7,500,000	7,514,625
University of Connecticut Revenue	5.000%	2/15/19	3,455,000	3,530,699

Total Connecticut				70,807,272

Florida - 2.5%
Citizens Property Insurance Corp., FL, Revenue, Coastal	5.000%	6/1/18	11,750,000	11,750,000
Escambia County, FL, PCR, Gulf Power Co. Project	1.150%	6/21/18	3,500,000	3,499,125	(a)(b)
Escambia County, FL, Solid Waste Disposal Revenue, Gulf Power Co. Project	1.800%	11/19/20	1,150,000	1,134,705	(a)(b)
Lee County, FL, Airport Revenue, AGM	5.500%	10/1/19	1,375,000	1,438,869	(c)
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,112,364
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/20	2,000,000	2,129,940	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,503,840
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,453,320
Okeechobee County, FL, Solid Waste Revenue, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,128,346	(a)(b)

Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,631,190

Total Florida				29,781,699

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 3.9%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	$1,010,000	$1,018,120	(e)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	3,900,000	3,891,459	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	18,305,000	18,327,515	(a)(b)
Main Street Natural Gas Inc., GA, Gas Project Revenue	1.770%	12/1/23	10,000,000	10,004,900	(a)(b)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,500,910	(a)(b)
Oglethorpe Power Corp. Scherer Project	2.400%	4/1/20	3,925,000	3,929,828	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	3,000,000	3,003,000	(a)(b)

Total Georgia				46,675,732

Hawaii - 0.7%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue, Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	406,612
Honolulu Citry & Country, HI, GO:
Rail Transit Project (SIFMA Municipal Swap Index Yield + 0.300%)	1.500%	9/1/20	5,000,000	5,003,350	(a)(b)
Rail Transit Project (SIFMA Municipal Swap Index Yield + 0.320%)	1.520%	9/1/20	2,500,000	2,501,825	(a)(b)

Total Hawaii				7,911,787

Illinois - 10.7%
Chicago, IL, GO	5.000%	1/1/19	4,600,000	4,664,906
Chicago, IL, GO	5.000%	1/1/20	4,850,000	4,996,519
Chicago, IL, GO:
AGM	5.500%	1/1/19	2,590,000	2,635,662
AGM-CR FGIC	5.500%	1/1/19	1,500,000	1,526,445
Chicago, IL, Midway Airport Revenue	5.000%	1/1/20	2,000,000	2,089,040	(c)
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,162,523
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/23	1,035,000	1,155,194	(c)
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	4.000%	1/1/19	20,000,000	20,240,000	(c)
General, Senior Lien	5.000%	1/1/19	4,180,000	4,256,828
Senior Lien	5.000%	1/1/25	1,000,000	1,079,990	(c)
Chicago, IL, Park District, GO	5.000%	1/1/24	2,750,000	2,964,115
Chicago, IL, Park District, GO, Harbor Facilities	5.000%	1/1/19	1,000,000	1,015,140
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/20	1,255,000	1,308,086
Chicago, IL, Waterworks Revenue, Second Lien	5.000%	11/1/19	2,000,000	2,080,320
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,476,825	(a)(b)
Illinois State Finance Authority Revenue, Central Dupage Health	5.500%	11/1/20	3,915,000	4,113,804	(f)
Illinois State Sales Tax Revenue:
Build Illinois	5.000%	6/15/19	2,575,000	2,652,044
Build Illinois-Junior Obligation	4.000%	6/15/20	8,825,000	9,087,191
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,040,558
Illinois State, GO	4.000%	7/1/18	9,460,000	9,471,068
Illinois State, GO	5.000%	7/1/19	9,650,000	9,866,835
Illinois State, GO	5.000%	1/1/20	2,145,000	2,198,475

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO	5.000%	2/1/22	$2,740,000	$2,881,768
Illinois State, GO	5.000%	8/1/23	17,260,000	18,345,827
University of Illinois, Auxiliary Facilities System	5.000%	4/1/23	4,000,000	4,436,360
University of Illinois, IL, Board of Trustees, COP	3.000%	8/15/18	10,000,000	10,020,700

Total Illinois				128,766,223

Indiana - 5.8%
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana LLC	3.375%	3/1/19	2,000,000	2,022,320
Indiana State Finance Authority Health System Revenue, Sisters St. Francis Health	5.000%	11/1/19	2,045,000	2,073,058
Indiana State Finance Authority, Hospital Revenue, Methodist Hospitals Inc.	5.000%	9/15/19	300,000	309,114
Indiana State Health Facilities Financing Authority Revenue, Ascension Health Credit Group	1.250%	5/1/20	3,655,000	3,593,815	(a)(b)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	16,755,000	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	10,000,000	11,249,100	(a)(b)(c)
BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	1.810%	12/2/19	28,000,000	28,016,520	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	5,982,000	(a)(b)

Total Indiana				70,000,927

Kentucky - 0.8%
Carroll County, KY, PCR, Kentucky Utilities Co. Project	1.050%	9/1/19	2,500,000	2,470,700	(a)(b)
Kentucky State Public Energy Authority, Gas Supply Revenue	4.000%	4/1/24	2,250,000	2,409,120	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government PCR, Louisville Gas & Electric Co. Project	1.500%	4/1/19	5,000,000	4,978,800	(a)(b)

Total Kentucky				9,858,620

Louisiana - 0.1%
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	850,000	852,040

Massachusetts - 0.2%
Massachusetts State DFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.250%	5/1/19	2,300,000	2,298,344	(a)(b)(c)(d)

Michigan - 4.2%
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,260,283
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,379,898
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,409,990
Michigan State Hospital Finance Authority Revenue:
Ascension Health	1.400%	6/29/18	8,815,000	8,814,119	(a)(b)
Ascension Health Credit Group	1.500%	5/1/20	2,130,000	2,104,227	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	24,000,000	24,034,320	(a)(b)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,612,736
Wayne County, MI, Airport Authority Revenue	5.000%	12/1/18	3,500,000	3,555,615

Total Michigan				50,171,188

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.1%
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	$1,000,000	$1,022,100

Missouri - 0.3%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,512,915

Nebraska - 0.7%
Central Plains Energy Project, NE, Gas Project Revenue:
Project #1, Goldman Sachs Group Inc.	5.250%	12/1/18	4,500,000	4,572,315
Project #3	5.000%	9/1/18	4,050,000	4,080,173

Total Nebraska				8,652,488

Nevada - 1.4%
Clark County, NV, PCR, Southern California Edison Co.	1.875%	4/1/20	3,650,000	3,621,092	(a)(b)
Clark County, NV, School District, GO, Building	5.000%	6/15/22	9,450,000	10,442,061
Washoe County, NV, Gas Facilities Revenue, Sierra Pacific Power Co.	1.500%	6/3/19	3,000,000	2,979,390	(a)(b)(c)

Total Nevada				17,042,543

New Hampshire - 0.4%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	3.125%	8/1/24	5,000,000	5,000,000	(c)

New Jersey - 9.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	1,000,000	1,011,700
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,060,470
Hudson County, NJ, Improvement Authority Revenue, County GTD	2.250%	10/18/18	2,000,000	2,005,180
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,001,090
Rutgers University	5.000%	6/15/19	1,380,000	1,426,603
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	2,035,000	2,079,017	(c)
School Facilities Construction	5.000%	6/15/18	2,755,000	2,757,562
School Facilities Construction	5.000%	6/15/18	695,000	695,758	(e)
School Facilities Construction	5.000%	3/1/22	1,570,000	1,686,039
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	2.800%	3/1/28	2,905,000	2,878,216	(b)
School Facilities Construction, SIFMA (SIFMA Municipal Swap Index Yield + 1.550%)	2.750%	9/1/27	1,550,000	1,532,531	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/19	10,365,000	10,615,729	(e)
New Jersey State EFA Revenue, Kean University	5.000%	7/1/20	1,000,000	1,059,190
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	5.000%	12/1/18	3,000,000	3,044,550	(c)
Senior	3.000%	12/1/19	10,250,000	10,375,665	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement Notes	5.000%	6/15/21	4,000,000	4,009,120
Federal Highway Reimbursement Notes	5.000%	6/15/22	5,765,000	6,231,446
Transportation Program (SIFMA Municipal Swap Index Yield + 1.200%)	2.400%	12/15/21	15,500,000	15,562,775	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Transportation Program, State Appropriations	4.000%	6/15/18	$5,875,000	$5,878,642
Transportation System	5.000%	12/15/18	8,300,000	8,424,500
New Jersey State Turnpike Authority Revenue, (0.670 x 1 mo. USD LIBOR + 0.700%)	2.035%	1/1/24	17,000,000	17,076,670	(b)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,011,040
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	7,950,000	7,956,996	(a)(b)(c)
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/21	1,500,000	1,620,060
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	1,899,984
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,490,784
School Board Reserve Fund	4.000%	3/1/19	35,000	35,590	(e)

Total New Jersey				117,426,907

New Mexico - 3.4%
Farmington, NM, PCR:
Public Service Co. of New Mexico	1.875%	10/1/21	3,000,000	2,946,150	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	24,750,000	24,553,980	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, SPA-Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.750%)	2.028%	8/1/19	14,000,000	14,016,800	(a)(b)

Total New Mexico				41,516,930

New York - 8.3%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	310,000	314,340	(c)(d)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,020,920
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	611,208
Long Island, NY, Power Authority Electric System Revenue, (0.700 x 1 mo. USD LIBOR + 0.880%)	2.215%	11/1/18	1,500,000	1,500,255	(a)(b)
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	2,060,000	2,121,161	(e)
Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,280,283
BAM	5.000%	6/1/20	5,115,000	5,423,486
MTA, NY, Dedicated Tax Fund Revenue, (SIFMA Municipal Swap Index Yield + 0.580%)	1.640%	11/1/19	3,155,000	3,163,361	(a)(b)
MTA, NY, Revenue, Transportation (SIFMA Municipal Swap Index Yield + 0.450%)	1.510%	11/15/22	8,000,000	7,984,560	(a)(b)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,278,073
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	686,562
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,258,580
New York State Dormitory Authority Revenue, Non-State Supported Debt, Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	2,831,120
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	20,305,000	20,919,226
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/19	5,000,000	5,153,300	(c)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/21	9,000,000	9,676,080	(c)
LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/22	6,350,000	6,891,845	(c)
Terminal One Group Association LP	5.000%	1/1/20	6,255,000	6,545,420	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Orange County, NY, Funding Corp. Revenue, Mount St. Mary College	4.000%	7/1/18	$1,110,000	$1,111,620
Port Authority of New York & New Jersey Revenue	5.000%	10/1/20	2,500,000	2,665,375	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/1/21	4,225,000	4,604,996	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985,000	6,488,877	(c)
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,010,750

Total New York				100,541,398

North Carolina - 0.2%
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/21	410,000	437,515
Senior Lien	5.000%	1/1/22	600,000	653,772
Senior Lien	5.000%	1/1/23	700,000	776,797
Senior Lien	5.000%	1/1/25	500,000	568,200

Total North Carolina				2,436,284

Ohio - 1.4%
Lancaster, OH, Port Authority Gas Revenue:
SPA-Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.600%)	1.878%	2/1/19	2,000,000	2,000,740	(b)
SPA-Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.620%)	1.898%	8/1/19	4,000,000	4,003,280	(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,754,892
Ohio State Water Development Authority, Water PCR, Notes, Load Fund (SIFMA Municipal Swap Index Yield + 0.220%)	1.420%	12/1/20	6,500,000	6,499,935	(b)
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,705,754

Total Ohio				16,964,601

Oregon - 0.4%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	10/1/18	3,000,000	2,994,720
Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,078,549
Portland, OR, River District Urban Renewal & Redevelopment Tax Allocation	5.000%	6/15/18	1,000,000	1,001,060

Total Oregon				5,074,329

Pennsylvania - 8.2%
Allegheny County, PA, Higher Education Building Authority University Revenue, Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	511,760
Bucks County, PA, IDA, Solid Waste Revenue, Waste Management Inc. Project	1.700%	2/1/19	15,000,000	14,938,500	(a)(b)(c)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/21	2,500,000	2,688,050
Delaware River Port Authority, PA, Revenue, Port District Project	5.000%	1/1/19	3,490,000	3,554,146
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp.	1.800%	8/15/22	2,000,000	1,960,960	(a)(b)
PPL Electric Utilities Corp.	1.800%	9/1/22	7,500,000	7,322,400	(a)(b)
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	2,998,830	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project	3.000%	11/1/18	750,000	753,600	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project, Waste Management Holdings	1.700%	8/3/20	$2,750,000	$2,707,320	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,055,680
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	706,342
Shippensburg University Student Services Inc.	4.000%	10/1/18	280,000	281,246
Pennsylvania State Turnpike Commission Revenue:
(SIFMA Municipal Swap Index Yield + 0.700%)	1.760%	12/1/19	10,000,000	10,043,100	(b)
(SIFMA Municipal Swap Index Yield + 0.880%)	1.940%	12/1/20	13,775,000	13,927,627	(b)
SIFMA (SIFMA Municipal Swap Index Yield + 0.680%)	1.880%	12/1/18	2,500,000	2,500,925	(b)
Pennsylvania State Turnpike Commission Revenue (SIFMA Municipal Swap Index Yield + 0.980%)	2.040%	12/1/21	5,000,000	5,086,150	(b)
Pennsylvania State, GO	5.000%	7/1/19	4,000,000	4,135,600
Pennsylvania State, GO	5.000%	1/15/22	5,000,000	5,463,650
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance	5.000%	10/1/21	1,000,000	1,087,930
Philadelphia, PA, School District, GO	5.000%	9/1/19	7,240,000	7,507,834
Philadelphia, PA, Water and Wastewater Revenue	5.000%	1/1/19	1,455,000	1,482,762
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District	4.000%	6/1/18	2,160,000	2,160,000
Philadelphia School District	5.000%	6/1/19	1,500,000	1,545,015
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/21	2,000,000	2,132,160	(c)

Total Pennsylvania				98,551,587

South Carolina - 0.2%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,015,990
South Carolina State Jobs-EDA Revenue, Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,519,650

Total South Carolina				2,535,640

Tennessee - 0.9%
Tennessee Energy Acquisition Corp., Gas Revenue, Project	4.000%	5/1/23	10,720,000	11,442,850	(a)(b)

Texas - 9.4%
Alvin, TX, ISD, GO, PSF-GTD, Schoolhouse	1.400%	8/15/20	2,500,000	2,468,425	(a)(b)
Central Texas Regional Mobility Authority Revenue, Senior Lien	5.000%	1/1/19	500,000	508,640
Clear Creek, TX, ISD, GO, PSF-GTD	1.450%	8/14/20	3,000,000	2,965,350	(a)(b)
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,013,680
Goose Creek, TX, Consolidated ISD, GO, PSF-GTD, School Building	1.350%	8/15/18	10,000,000	9,995,900	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.750%)	1.950%	6/1/20	1,065,000	1,069,473	(b)
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.580%)	1.640%	12/1/19	2,425,000	2,426,067	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	$8,150,000	$8,494,256	(c)
Houston, TX, Airport Systems Revenue	5.000%	7/15/20	1,600,000	1,685,200	(c)
Matagorda County, TX, Navigation District No. 1, Central Power & Light	1.750%	9/1/20	2,000,000	1,966,620	(a)(b)(c)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	2.500%	8/1/20	4,500,000	4,505,040	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,410,000	14,429,598	(a)(b)
North Texas Tollway Authority Revenue:
First Tier (SIFMA Municipal Swap Index Yield + 0.670%)	1.870%	1/1/20	36,250,000	36,296,400	(a)(b)
First Tier (SIFMA Municipal Swap Index Yield + 0.800%)	1.860%	1/1/19	6,000,000	6,000,660	(a)(b)
Red River Education Finance Corp., TX, Higher Education Revenue:
St. Edwards University Project	5.000%	6/1/18	500,000	500,000
St. Edwards University Project	5.000%	6/1/19	750,000	772,582
St. Edwards University Project	5.000%	6/1/20	940,000	993,843
Round Rock, TX, ISD, GO, PSF-GTD	1.500%	8/1/21	4,775,000	4,674,964	(a)(b)
San Antonio, TX, Electric and Gas Revenue, Junior Lien	2.000%	12/1/18	5,000,000	5,004,600	(a)(b)
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	7,878,900	(a)(b)

Total Texas				113,650,198

Virginia - 2.3%
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co.	1.875%	6/1/20	5,000,000	4,960,800	(a)(b)
Virginia Electric & Power Co.	2.150%	9/1/20	14,700,000	14,635,908	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	8,150,000	8,127,506	(a)(b)

Total Virginia				27,724,214

Washington - 0.8%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,125,640	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,148,069
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre (0.670 x 1 mo. USD LIBOR + 1.100%)	2.417%	7/1/22	5,000,000	5,058,900	(a)(b)
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	940,000	940,357	(d)

Total Washington				9,272,966

West Virginia - 0.6%
West Virginia State University Revenue, West Virginia University Project (SIFMA Municipal Swap Index Yield + 0.530%)	1.730%	10/1/19	7,000,000	7,001,610	(a)(b)

Wisconsin - 1.3%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.000%	6/1/21	9,845,000	9,648,198	(a)(b)(c)
Wisconsin State HEFA Revenue, Ascension Senior Credit Group	1.375%	12/3/19	5,595,000	5,541,232	(a)(b)

Total Wisconsin				15,189,430

TOTAL MUNICIPAL BONDS (Cost - $1,178,765,938)				1,175,007,798

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 0.7%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	$5,000,000	$4,702,155
M012 A1A2	1.600%	8/15/51	3,000,000	2,821,293

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,000,000)				7,523,448

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,186,765,938)				1,182,531,246

SHORT-TERM INVESTMENTS - 1.3%
Municipal Bonds - 1.3%
Alabama - 0.3%
Walker County, AL, Economic & IDA, Solid Waste Disposal Revenue, Alabama Power Co. Project	1.150%	12/1/36	3,900,000	3,900,000	(c)(h)(i)

Florida - 0.7%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	1.340%	10/1/28	8,450,000	8,450,000	(c)(d)(h)(i)

Indiana - 0.3%
Indiana State Finance Authority EDR, Republic Services Inc. Project	1.650%	6/1/18	3,500,000	3,500,000	(a)(c)(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $15,850,000)				15,850,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $52,235)	1.683%		52,235	52,235

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,902,235)				15,902,235

TOTAL INVESTMENTS - 99.6% (Cost - $1,202,668,173)				1,198,433,481
Other Assets in Excess of Liabilities - 0.4%				5,337,912

TOTAL NET ASSETS - 100.0%				$1,203,771,393

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(i)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation-Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAM	— Build America Mutual-Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

BAN	— Bond Anticipation Notes
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GAAP	— Generally Accepted Accounting Principles
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USA	— United States of America
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$1,175,007,798	—	$1,175,007,798
Collateralized Mortgage Obligations	—	7,523,448	—	7,523,448

Total Long-Term Investments	—	1,182,531,246	—	1,182,531,246

Short-Term Investments†:
Municipal Bonds	—	15,850,000	—	15,850,000
Money Market Funds	$52,235	—	—	52,235

Total Short-Term Investments	52,235	15,850,000	—	15,902,235

Total Investments	$52,235	$1,198,381,246	—	$1,198,433,481

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018